Other Assets - Schedule of Prepaid Expense and Other Current Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Aug. 08, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Receivables from third party payment service providers, allowance for doubtful accounts		¥ 28,195	¥ 28,615	¥ 23,169	¥ 4,633
Hangzhou China [Member] | Office Buildings [Member]
Consideration	¥ 209,000
Acquisition payment paid		198,550	146,300
Acquistion payment, Installments payable		10,450
Receivables from Third Party Payment Service Providers
Receivables from third party payment service providers, allowance for doubtful accounts		¥ 0	¥ 0